Acquisitions, Divestitures and Exchanges, divestitures (Details) (USD $)	12 Months Ended							2 Months Ended	12 Months Ended			12 Months Ended	14 Months Ended	26 Months Ended	12 Months Ended	14 Months Ended	26 Months Ended				12 Months Ended		24 Months Ended	26 Months Ended	24 Months Ended	26 Months Ended								12 Months Ended	26 Months Ended				12 Months Ended	26 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Divestiture transaction		Dec. 31, 2012 Bolingbrook customer care center		Jan. 02, 2013 Bolingbrook customer care center Divestiture	Dec. 31, 2012 Wireless market	Dec. 31, 2011 Wireless market		Dec. 31, 2013 Minimum Divestiture transaction Expected event	Dec. 31, 2013 Minimum Divestiture transaction Expected event	Dec. 31, 2014 Minimum Divestiture transaction Expected event	Dec. 31, 2013 Maximum Divestiture transaction Expected event	Dec. 31, 2013 Maximum Divestiture transaction Expected event	Dec. 31, 2014 Maximum Divestiture transaction Expected event		Dec. 31, 2014 Purchase price Divestiture transaction Expected event		Dec. 31, 2013 Purchase price Minimum Divestiture transaction Expected event	Dec. 31, 2013 Purchase price Maximum Divestiture transaction Expected event	Dec. 31, 2014 Reimbursement of transition and exit costs Minimum Divestiture transaction Expected event	Dec. 31, 2014 Reimbursement of transition and exit costs Minimum Divestiture transaction Expected event	Dec. 31, 2014 Reimbursement of transition and exit costs Maximum Divestiture transaction Expected event	Dec. 31, 2014 Reimbursement of transition and exit costs Maximum Divestiture transaction Expected event		Dec. 31, 2014 Net assets transferred Divestiture transaction Expected event		Dec. 31, 2014 Non-cash charges for the write-off and write-down of property under construction and related assets Minimum Divestiture transaction Expected event		Dec. 31, 2014 Non-cash charges for the write-off and write-down of property under construction and related assets Maximum Divestiture transaction Expected event		Dec. 31, 2012 Employee related costs including severance, retention and outplacement Divestiture transaction	Dec. 31, 2014 Employee related costs including severance, retention and outplacement Minimum Divestiture transaction Expected event		Dec. 31, 2014 Employee related costs including severance, retention and outplacement Maximum Divestiture transaction Expected event		Dec. 31, 2012 Contract termination costs Divestiture transaction	Dec. 31, 2014 Contract termination costs Minimum Divestiture transaction Expected event		Dec. 31, 2014 Contract termination costs Maximum Divestiture transaction Expected event		Dec. 31, 2014 Transaction costs Minimum Divestiture transaction Expected event		Dec. 31, 2014 Transaction costs Maximum Divestiture transaction Expected event		Dec. 31, 2014 Incremental depreciation, amortization and accretion, net of salvage values Minimum Divestiture transaction Expected event		Dec. 31, 2014 Incremental depreciation, amortization and accretion, net of salvage values Maximum Divestiture transaction Expected event		Dec. 31, 2014 Non-cash charges for the write-off and write-down of various operating assets and liabilities Divestiture transaction Expected event
Divestitures
Business divestiture date								Jan. 01, 2013	Mar. 14, 2012
Business divestiture description	On November 6, 2012, U.S. Cellular entered into a Purchase and Sale Agreement with subsidiaries of Sprint Nextel Corporation (“Sprint”). The Purchase and Sale Agreement provides that U.S. Cellular will transfer customers and certain PCS license spectrum to Sprint in U.S. Cellular’s Chicago, central Illinois, St. Louis and certain Indiana/Michigan/Ohio markets (“Divestiture Markets”) in consideration for $480 million in cash at closing, subject to pro-rations of certain assets and liabilities. The Purchase and Sale Agreement also contemplates certain other agreements, collectively referred to as the “Divestiture Transaction.” U.S. Cellular will retain other assets and liabilities related to the Divestiture Markets, including network assets, retail stores and related equipment, and other buildings and facilities. The transaction does not affect spectrum licenses held by U.S. Cellular or VIEs that are not currently used in the operations of the Divestiture Markets. The Purchase and Sale Agreement also contemplates certain other agreements, including customer and network transition services agreements, which will require that U.S. Cellular provide customer, billing and network services to Sprint for a period of up to 24 months after the closing date. Sprint will reimburse U.S. Cellular for providing such services at an amount equal to U.S. Cellular’s cost, including applicable overhead allocations. In addition, these agreements will require Sprint to reimburse U.S. Cellular up to $200 million for certain network decommissioning costs, network site lease rent and termination costs, network access termination costs, and employee termination benefits for specified engineering employees.							Effective January 1, 2013, U.S. Cellular transferred its Bolingbrook Customer Care Center operations to an existing third party vendor.	On March 14, 2012, U.S. Cellular sold the majority of the assets and liabilities of a wireless market for $49.8 million in cash, net of working capital adjustments. At the time of the sale, a $4.2 million gain was recorded in (Gain) loss on sale of business and other exit costs, net in the Consolidated Statement of Operations.
Gain of divestiture									$ 4,200,000
(Increase) decrease in Operating Income	(156,656,000)	(280,780,000)	(201,473,000)	44,535,000										(122,000,000)			(10,000,000)
Divestiture financial impacts
Expected period of realization / incurrence																			2013	[1]				2013 [1]		2014	[1]	2013	[1]	2012	[1]	2013	[1]		2012	[1]	2014	[1]		2012	[1]	2014	[1]	2012	[1]	2013	[1]	2012	[1]	2014	[1]	2013	[1]
Cash received for divestitures									(49,800,000)												480,000,000	480,000,000	150,000,000		200,000,000
Net assets transferred												210,000,000			230,000,000
Non-cash charges for the write-off and write-down of property under construction and related assets				10,672,000									5,000,000			15,000,000
Employee related costs including severance, retention and outplacement				12,609,000										15,000,000			25,000,000
Contract termination costs				59,000										125,000,000			175,000,000
Transaction costs				1,137,000									3,000,000			5,000,000
Total (Gain) loss on sale of business and other exit costs, net	21,022,000			24,477,000										(272,000,000)			(230,000,000)
Incremental depreciation, amortization and accretion, net of salvage values	608,633,000	573,557,000	570,955,000	20,058,000	[2]									150,000,000 [2]			210,000,000	[2]
Non-cash charges for the write-off and write-down of various operating assets and liabilities	1,764,933,000	1,769,701,000	1,783,315,000												10,000,000
Balance Sheet rollforward
Costs incurred																																		12,609,000					59,000
Cash settlements																																		(304,000)					(29,000)
Balance, end of period																																		12,305,000					30,000
Assets and liabilities held for sale
Current assets										4,179,000
Licenses	140,599,000			140,599,000						31,920,000
Goodwill	72,994,000			72,994,000
Other intangible assets										4,611,000
Property, plant and equipment	3,170,000					3,170,000	[3]			8,937,000
Total Assets held for sale	216,763,000	49,647,000		213,593,000		3,170,000	[3]			49,647,000
Liabilities held for sale	$ 19,594,000	$ 1,051,000		$ 19,594,000	[4]					$ 1,051,000	[4]

[1]	Represents the estimated period in which a substantial majority of such amounts will be realized or incurred.
[2]	Represents incremental depreciation, amortization and accretion anticipated to be recorded in the specified time periods as a result of revising the useful life of certain assets and revising the settlement dates of certain asset retirement obligations in conjunction with the Divestiture Transaction. Specifically, for the years indicated, this is estimated depreciation, amortization and accretion recorded on assets and liabilities of the Divestiture Markets after the November 6, 2012 transaction date less depreciation, amortization and accretion that would have been recorded on such assets and liabilities in the normal course, absent the Divestiture Transaction.
[3]	Effective January 1, 2013, U.S. Cellular transferred its Bolingbrook Customer Care Center operations to an existing third party vendor.
[4]	Liabilities held for sale primarily consisted of Current liabilities in 2011 and Customer deposits and deferred revenues in 2012.